Share based compensation (Founders' shares) (Details) ¥ in Thousands		12 Months Ended
	Jun. 25, 2010 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jul. 15, 2009 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Total fair value of shares vested		¥ 0
Founders' Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.02083%
Vesting period		4 years
Incremental charges	¥ 0
Share-based compensation expenses		¥ 0	¥ 0	¥ 1,392
Grant date fair value per restricted share | $ / shares					$ 0.01
Total fair value of shares vested			¥ 0	¥ 1,922,067
First anniversary of the date of grant | Founders' Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Vesting period		1 year
Each month thereafter the first First anniversary of the date of grant | Founders' Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage each month		36 months